Condensed Financial Information of the Parent Company - Schedule of Comprehensive income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses
General and administrative expenses	¥ (518,245)	$ (81,324)	¥ (461,116)	¥ (435,816)
Profits from operations
Other income, net	122,368	19,202	116,469	136,491
Net profit	2,508,947	393,708	1,972,700	2,372,850
Net profit attributable to ordinary shareholders	2,508,947		1,972,700	2,372,850
Parent Company [Member]
Operating expenses
General and administrative expenses	(18,617)	(2,921)	(20,720)	(25,590)
Profits from operations
Other income, net	1,502	236	2,158	7,898
Income from subsidiaries and VIEs	2,526,062	396,394	1,991,262	2,390,542
Net profit	2,508,947	393,709	1,972,700	2,372,850
Net profit attributable to ordinary shareholders	¥ 2,508,947	$ 393,709	¥ 1,972,700	¥ 2,372,850